NOVEMBER 1, 2008

                            TOUCHSTONE TAX-FREE TRUST

                  TOUCHSTONE FLORIDA TAX-FREE MONEY MARKET FUND
                   TOUCHSTONE OHIO TAX-FREE MONEY MARKET FUND
                      TOUCHSTONE TAX-FREE MONEY MARKET FUND

               SUPPLEMENT TO THE PROSPECTUS DATED NOVEMBER 1, 2008

The Touchstone Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Touchstone Tax-Free Money Market Fund (each a "Fund" and collectively, the "Funds") are participating in the United States Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program provides coverage upon liquidation of a Fund to shareholders for amounts held in that Fund as of the close of business on September 19, 2008 subject to certain conditions and limitations. Shares acquired after September 19, 2008 will not be covered by this Program. In addition, if a shareholder of a Fund exchanges shares from one Fund to another Fund, the Program coverage will not carry over to the new Fund. Participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

The cost of the Program is $1.00 multiplied by the sum of all covered shares in each Fund multiplied by 0.00010 (1 basis point) for the initial period of the Program, which is through December 18, 2008 unless extended by the Treasury. The cost to participate in the Program will be borne by all shareholders of each Fund without regard to any expense limitation currently in effect, as these costs constitute "extraordinary expenses not incurred in the ordinary course of such Fund's business," although generally only shareholder balances as of September 19, 2008 are covered by the Program. Treasury may elect to extend the Program, while continuing to limit coverage under the Program to shareholders as of September 19, 2008. If that occurs, and if the Funds determine to participate in the extension of the Program, the cost to participate in the extension of the Program would be borne by the Funds although generally only shareholder balances as of September 19, 2008 would be covered by the extension of the Program.

As a result of the Funds' participation in the Program, please replace the fee tables and expense examples of each of the Funds with the following:

FLORIDA TAX-FREE MONEY MARKET FUND

             SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                                  Up to $15
--------------------------------------------------------------------------------

         ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                0.50%
Distribution (12b-1) Fees                                      0.25%
Other Expenses(1)                                              0.41%
    Administration Fees                                              0.20%
    Other Expenses                                                   0.21%
Total Annual Fund Operating Expenses                           1.16%
Less Fee Waiver and/or Expense Reimbursement(2)                0.40%
Net Expenses                                                   0.76%
--------------------------------------------------------------------------------
(1) "Other Expenses" are based upon the actual operating history for the fiscal year ended June 30, 2008, except they have been restated to reflect the participation in the Temporary Guarantee Program for Money Market Funds.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least October 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" (including Rule 12b-1 fees) will not exceed 0.75%. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Florida Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Fees for participation in the Temporary Guarantee Program for Money Market Funds are only reflected in the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 Year                                                         $78
3 Years                                                        $327
5 Years                                                        $595
10 Years                                                       $1,363
--------------------------------------------------------------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.

OHIO TAX-FREE MONEY MARKET FUND

              SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                                  Up to $15
--------------------------------------------------------------------------------

       ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)      RETAIL      INSTITUTIONAL
--------------------------------------------------------------------------------
Management Fees                                     0.44%             0.44%
Distribution (12b-1) Fees                           0.25%             None
Other Expenses(1)                                   0.29%             0.26%
    Administration Fees                                  0.20%             0.20%
    Other Expenses                                       0.09%             0.06%
Total Annual Fund Operating Expenses                0.98%             0.70%
Less Fee Waiver and/or Expense Reimbursement(2)     0.22%             0.19%
Net Expenses                                        0.76%             0.51%
--------------------------------------------------------------------------------
(1) "Other Expenses" are based upon the actual operating history for the fiscal year ended June 30, 2008, except they have been restated to reflect the participation in the Temporary Guarantee Program for Money Market Funds.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least October 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" for Retail shares and Institutional shares (including Rule 12b-1 fees) will not exceed 0.75% and 0.50%, respectively. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Ohio Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Fees for participation in the Temporary Guarantee Program for Money Market Funds are only reflected in the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              Retail         Institutional
--------------------------------------------------------------------------------
1 Year                                        $78            $52
3 Years                                       $288           $203
5 Years                                       $516           $366
10 Years                                      $1,171         $842
--------------------------------------------------------------------------------

The above example of Retail Shares and Institutional Shares is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future

TAX-FREE MONEY MARKET FUND

             SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
Wire Redemption Fee                                                  Up to $15
--------------------------------------------------------------------------------

          ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                      0.50%
Distribution (12b-1) Fees                                            0.25%
Other Expenses(1)                                                    0.43%
    Administration Fees                                                   0.20%
    Other Expenses                                                        0.23%
Total Annual Fund Operating Expenses                                 1.18%
Less Fee Waiver and/or Expense Reimbursement(2)                      0.28%
Net Expenses                                                         0.90%
--------------------------------------------------------------------------------
(1) "Other Expenses" are based upon the actual operating history for the fiscal year ended June 30, 2008, except they have been restated to reflect the participation in the Temporary Guarantee Program for Money Market Funds.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least October 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" (including Rule 12b-1 fees) will not exceed 0.89%. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Tax-Free Money Market Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Fees for participation in the Temporary Guarantee Program for Money Market Funds are only reflected in the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 Year                                                          $92
3 Years                                                         $345
5 Years                                                         $618
10 Years                                                        $1,396
--------------------------------------------------------------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                NOVEMBER 1, 2008

                            TOUCHSTONE TAX-FREE TRUST

                      TOUCHSTONE TAX-FREE MONEY MARKET FUND

           SUPPLEMENT TO THE CLASS S PROSPECTUS DATED NOVEMBER 1, 2008

The Touchstone Tax-Free Money Market Fund (the "Fund") is participating in the United States Department of Treasury's (the "Treasury") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program provides coverage upon liquidation of a Fund to shareholders for amounts held in that Fund as of the close of business on September 19, 2008 subject to certain conditions and limitations. Shares acquired after September 19, 2008 will not be covered by this Program. In addition, if a shareholder of a Fund exchanges shares from one Fund to another Fund, the Program coverage will not carry over to the new Fund. Participation in the Program does not guarantee a $1.00 net asset value upon redemption or liquidation of shares.

The cost of the Program is $1.00 multiplied by the sum of all covered shares in the Fund multiplied by 0.00010 (1 basis point) for the initial period of the Program, which is through December 18, 2008 unless extended by the Treasury. The cost to participate in the Program will be borne by all shareholders of the Fund without regard to any expense limitation currently in effect, as these costs constitute "extraordinary expenses not incurred in the ordinary course of the Fund's business," although generally only shareholder balances as of September 19, 2008 are covered by the Program. Treasury may elect to extend the Program, while continuing to limit coverage under the Program to shareholders as of September 19, 2008. If that occurs, and if the Fund determines to participate in the extension of the Program, the cost to participate in the extension of the Program would be borne by the Fund although generally only shareholder balances as of September 19, 2008 would be covered by the extension of the Program.

As a result of the Fund's participation in the Program, please replace the fee table and expense example of the Fund with the following:

         ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
Management Fees                                                   0.50%
Distribution (12b-1) Fees                                         0.60%
Other Expenses(1)                                                 0.47%
    Administration Fees                                                 0.20%
    Other Expenses                                                      0.27%
Total Annual Fund Operating Expenses                              1.57%
Less Fee Waiver and/or Expense Reimbursement(2)                   0.41%
Net Expenses                                                      1.16%
--------------------------------------------------------------------------------
(1) "Other Expenses" are based upon the actual operating history for the fiscal year ended June 30, 2008, except they have been restated to reflect the participation in the Temporary Guarantee Program for Money Market Funds.
(2) Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Touchstone's business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940). This expense limitation will remain in effect until at least October 31, 2009. Touchstone Advisors, Inc. has no ability to recoup amounts waived or reimbursed. Pursuant to this agreement, "Net Expenses" (including Rule 12b-1 fees) will not exceed 1.15%. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors, Inc.'s waiver obligations.

EXAMPLE. This example is intended to help you compare the cost of investing in the Class S shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class S shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Fees for participation in the Temporary Guarantee Program for Money Market Funds are only reflected in the first year in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
1 Year                                                         $118
3 Years                                                        $453
5 Years                                                        $812
10 Years                                                       $1,823
--------------------------------------------------------------------------------

The above example is for comparison purposes only and is not a representation of a Fund's actual expenses and returns, either past or future.


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.